Stock-Based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect on net income	$ 13,667	$ 11,017	$ 6,313
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect on net income	940	732	319
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect on net income	2,468	3,060	896
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect on net income	1,788	1,419	404
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect on net income	$ 8,471	$ 5,806	$ 4,694